Shareholder Report, Average Annual Return (Details)	5 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026
C000007089
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
C000007092
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
C000007097
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
C000007099
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
C000007101
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
C000007103
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
C000007105
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
C000007107
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
C000007109
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
C000151976
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
C000264003
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ETF Shares Net Asset Value
Without Sales Load [Member] | C000007089
Average Annual Return [Line Items]
Average Annual Return, Percent		5.09%	1.37%	1.63%
Without Sales Load [Member] | C000007090
Average Annual Return [Line Items]
Average Annual Return, Percent		5.19%	1.47%	1.73%
Without Sales Load [Member] | C000007092
Average Annual Return [Line Items]
Average Annual Return, Percent		8.16%	4.14%	5.71%
Without Sales Load [Member] | C000007093
Average Annual Return [Line Items]
Average Annual Return, Percent		8.27%	4.24%	5.81%
Without Sales Load [Member] | C000007097
Average Annual Return [Line Items]
Average Annual Return, Percent		8.91%	0.98%	3.06%
Without Sales Load [Member] | C000007098
Average Annual Return [Line Items]
Average Annual Return, Percent		9.03%	1.08%	3.17%
Without Sales Load [Member] | C000007099
Average Annual Return [Line Items]
Average Annual Return, Percent		6.86%	(0.08%)	1.47%
Without Sales Load [Member] | C000007100
Average Annual Return [Line Items]
Average Annual Return, Percent		6.97%	0.02%	1.57%
Without Sales Load [Member] | C000007101
Average Annual Return [Line Items]
Average Annual Return, Percent		6.90%	(3.11%)	2.57%
Without Sales Load [Member] | C000007102
Average Annual Return [Line Items]
Average Annual Return, Percent		7.02%	(3.01%)	2.67%
Without Sales Load [Member] | C000007103
Average Annual Return [Line Items]
Average Annual Return, Percent		4.76%	(6.69%)	(0.57%)
Without Sales Load [Member] | C000007104
Average Annual Return [Line Items]
Average Annual Return, Percent		4.87%	(6.59%)	(0.47%)
Without Sales Load [Member] | C000007105
Average Annual Return [Line Items]
Average Annual Return, Percent		5.54%	1.51%	1.83%
Without Sales Load [Member] | C000007106
Average Annual Return [Line Items]
Average Annual Return, Percent		5.64%	1.62%	1.93%
Without Sales Load [Member] | C000007107
Average Annual Return [Line Items]
Average Annual Return, Percent		6.54%	2.25%	2.71%
Without Sales Load [Member] | C000007108
Average Annual Return [Line Items]
Average Annual Return, Percent		6.65%	2.35%	2.81%
Without Sales Load [Member] | C000007109
Average Annual Return [Line Items]
Average Annual Return, Percent		6.67%	2.38%	2.84%
Without Sales Load [Member] | C000151976
Average Annual Return [Line Items]
Average Annual Return, Percent		4.94%	3.14%	2.53%
Without Sales Load [Member] | C000151975
Average Annual Return [Line Items]
Average Annual Return, Percent		5.10%	3.25%	2.63%
Without Sales Load [Member] | C000264003
Average Annual Return [Line Items]
Average Annual Return, Percent	2.18%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.85%	(0.20%)	1.88%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.85%	(0.20%)	1.88%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.85%	(0.20%)	1.88%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.85%	(0.20%)	1.88%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.85%	(0.20%)	1.88%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.85%	(0.20%)	1.88%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.85%	(0.20%)	1.88%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.85%	(0.20%)	1.88%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.85%	(0.20%)	1.88%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.85%	(0.20%)	1.88%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.85%	(0.20%)	1.88%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.85%	(0.20%)	1.88%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.85%	(0.20%)	1.88%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.85%	(0.20%)	1.88%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.85%	(0.20%)	1.88%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.85%	(0.20%)	1.88%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.85%	(0.20%)	1.88%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.85%	(0.20%)	1.88%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		6.85%	(0.20%)	1.88%
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	0.69%
NACC2 Index: Bloomberg U.S. 1-5 Year Treasury Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 1-5 Year Treasury Bond Index
Average Annual Return, Percent		5.44%	1.31%	1.72%
NACC2 Index: Bloomberg U.S. 1-5 Year Treasury Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 1-5 Year Treasury Bond Index
Average Annual Return, Percent		5.44%	1.31%	1.72%
NACC2 Index: High-Yield Corporate Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		High-Yield Corporate Composite Index
Average Annual Return, Percent		7.77%	4.06%	6.10%
NACC2 Index: High-Yield Corporate Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		High-Yield Corporate Composite Index
Average Annual Return, Percent		7.77%	4.06%	6.10%
NACC2 Index: Bloomberg U.S. 5-10 Year Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 5-10 Year Credit Bond Index
Average Annual Return, Percent		8.88%	0.92%	3.47%
NACC2 Index: Bloomberg U.S. 5-10 Year Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 5-10 Year Credit Bond Index
Average Annual Return, Percent		8.88%	0.92%	3.47%
NACC2 Index: Bloomberg U.S. 5-10 Year Treasury Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 5-10 Year Treasury Bond Index
Average Annual Return, Percent		7.18%	(0.77%)	1.31%
NACC2 Index: Bloomberg U.S. 5-10 Year Treasury Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 5-10 Year Treasury Bond Index
Average Annual Return, Percent		7.18%	(0.77%)	1.31%
NACC2 Index: Bloomberg U.S. Long Credit A or Better Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Long Credit A or Better Bond Index
Average Annual Return, Percent		7.09%	(3.15%)	2.45%
NACC2 Index: Bloomberg U.S. Long Credit A or Better Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Long Credit A or Better Bond Index
Average Annual Return, Percent		7.09%	(3.15%)	2.45%
NACC2 Index: Bloomberg U.S. Long Treasury Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Long Treasury Bond Index
Average Annual Return, Percent		4.66%	(6.64%)	(0.51%)
NACC2 Index: Bloomberg U.S. Long Treasury Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Long Treasury Bond Index
Average Annual Return, Percent		4.66%	(6.64%)	(0.51%)
NACC2 Index: Bloomberg U.S. 1-5 Year Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 1-5 Year Government Bond Index
Average Annual Return, Percent		5.44%	1.32%	1.72%
NACC2 Index: Bloomberg U.S. 1-5 Year Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 1-5 Year Government Bond Index
Average Annual Return, Percent		5.44%	1.32%	1.72%
NACC2 Index: Bloomberg U.S. 1-5 Year Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 1-5 Year Credit Bond Index
Average Annual Return, Percent		6.46%	2.22%	2.82%
NACC2 Index: Bloomberg U.S. 1-5 Year Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 1-5 Year Credit Bond Index
Average Annual Return, Percent		6.46%	2.22%	2.82%
NACC2 Index: Bloomberg U.S. 1-5 Year Credit Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 1-5 Year Credit Bond Index
Average Annual Return, Percent		6.46%	2.22%	2.82%
NACC2 Index: Bloomberg U.S. Treasury Bellwethers: 1 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Bellwethers: 1 Year Index
Average Annual Return, Percent		4.22%	2.90%	2.25%
NACC2 Index: Bloomberg U.S. Treasury Bellwethers: 1 Year Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Bellwethers: 1 Year Index
Average Annual Return, Percent		4.22%	2.90%	2.25%
NACC2 Index: Bloomberg U.S. High Yield 2% Issuer Capped Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. High Yield 2% Issuer Capped Total Return Index
Average Annual Return, Percent	1.85%